Note 6 - Vessels and Advances, Net (Details Textual)					1 Months Ended		12 Months Ended
	Dec. 18, 2020	Oct. 02, 2020	Jul. 17, 2019	Nov. 12, 2018 USD ($)	Aug. 30, 2018	May 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Vessels Delivered							3	3
Number of Vessels Agreed to Acquire								4
Gain (Loss) on Sale Vessels							$ (79,120,000)	$ (19,589,000)	$ (3,071,000)
Vessel Held For Sale							12,416,000	4,908,000
Gain (Loss) on Assets Held for Sale							$ (7,665,000)	(2,495,000)	(101,000)
Number of Vessels Write-down							5
Vessels Impairment Loss							$ 31,577,000	3,042,000	$ 0
Impairment Loss Transferred From Deferred Charges							$ 693,000	$ 1,548,000
Number of Vessels Provided as Collaterals to Secure Loans							46
Carrying Value of Vessels Provided as Collaterals to Secure Loans							$ 1,536,190,000
Number of Vessels Under Sale and Leaseback Transactions							4
Number of Vessels Under Share Purchase Agreement							3
Number of Unencumbered Vessels							3
Purchase from York [Member] | York [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			14,000
Number of Vessels Acquired			5
Asset Acquisition, Percentage of Assets				60.00%
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Finite-lived Intangible Assets Acquired				$ 1,439,000
Virgo [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired							4,258
JPO Scorpius [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired							2,572
Neokastro [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired							4,178
YM Triumph, YM Truth and YM Totality [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired							12,690
The 2006-built Containership [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire		5,642
Two 2004-built, 6,492 TEU Containerships [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire	6,492
MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired								9,403
Volans and Vulpecula [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired								4,258
Vela [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired								4,258
Michigan, Trader, Megalopolis, Marathopolis, Maersk Kleven and Maersk Kotka [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired									28,602
Number of Vessels Acquired									6
Triton, Titan, Talos, Taurus, and Theseus [Member] | Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				72,120
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Delivered							3
Number of Vessels Ordered					5	5
Approximate Twenty-foot Equivalet Units Measured on Each Vessel Ordered						12,690
Number of Vessels Expected							2
Expected Charter Time of Vessels (Year)							10 years
Neapolis, Kawasaki, Kokura, Zagora and Singapore Express [Member]
Gain (Loss) on Sale Vessels							$ (79,120,000)
Halifax Express [Member]
Vessel Held For Sale							12,416,000
Gain (Loss) on Assets Held for Sale							$ 7,665,000
Neapolis and Zagora [Member]
Vessel Held For Sale								$ 4,908,000
Gain (Loss) on Assets Held for Sale								$ (2,495,000)
Number of Vessels Held for Sale								2
MSC Pylos, Piraeus, Sierra II (ex. MSC Sierra II), Reunion (ex. MSC Reunion) and Namibia II (ex. MSC Namibia II) [Member]
Gain (Loss) on Sale Vessels								$ (19,589,000)
MSC Koroni and Itea Vessels [Member]
Gain (Loss) on Sale Vessels									$ (3,071,000)
MSC Pylos [Member]
Gain (Loss) on Assets Held for Sale									$ (101,000)